UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Courage Miller Partners, LLC
       101 W. Main Street, Suite 720
       Norfolk, Virginia 23510

Form 13F File Number:  28-14916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey Miller
Title: Member
Phone: 757-390-3100

Signature, Place, and Date of Signing:

  Jeffrey Miller           Norfolk, Virginia          Novembr 9, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Correction of values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                38
                                                  -----------------------

Form 13F Information Table Value Total:             95527 (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc                            STOCK   37833100         329      493SH               SOLE                                493
Central Fd of Canada Ltd             CL A   153501101        1720    72263SH               SOLE                              72263
Charles Schwab Intl Small Cap Eqty   ETF    808524888        3795   144245SH               SOLE                             144245
Charles Schwab Short Term US Treas   ETF    808524862        4619    91405SH               SOLE                              91405
CurrencyShares Jap Yen Trst          ETF    23130A102        1628    12948SH               SOLE                              12948
CurrencyShares Swiss Franc Trst      ETF    23129V109        1533    14647SH               SOLE                              14647
Diamonds Trust Series I              ETF    252787106         209     1566SH               SOLE                               1566
iShares 1-3 Year Credit Bd Fd        ETF    464288646        8114    76726SH               SOLE                              76726
iShares Barclays Aggr Bd Fd          ETF    464287226        6853    60951SH               SOLE                              60951
iShares Barclays Intrmd Crd Bd Fd    ETF    464288638        6463    58006SH               SOLE                              58006
iShares Cohen Steer Rlty Maj Idx Fd  ETF    464287564        2216    28475SH               SOLE                              28475
iShares FTSE NAREIT RdtlPlusCapIdx   ETF    464288562        2133    45321SH               SOLE                              45321
iShares Gold Trust                   ETF    464285105        4621   267594SH               SOLE                             267594
iShares Morningstr Lrg Grwth Idx Fd  ETF    464287119        3127    39514SH               SOLE                              39514
iShares Morningstr Lrg Val Idx Fd    ETF    464288109        3047    46591SH               SOLE                              46591
iShares Morningstr Mid Grwth Idx Fd  ETF    464288307        2579    24236SH               SOLE                              24236
iShares Morningstr Mid Val Idx Fd    ETF    464288406        2551    32124SH               SOLE                              32124
iShares Morningstr Sm Grwth Idx Fd   ETF    464288604        2181    22977SH               SOLE                              22977
iShares Morningstr Sm Val Idx Fd     ETF    464288703        2148    24378SH               SOLE                              24378
iShares S&P 500 Growth Index         ETF    464287309        2495    32058SH               SOLE                              32058
iShares S&P Aggressive Allocatn Fd   ETF    464289859         407    11114SH               SOLE                              11114
iShares S&P Europe 350 Index         ETF    464287861        1768    48415SH               SOLE                              48415
iShares S&P NAmer Nat Res Sc Idx Fd  ETF    464287374        2048    51848SH               SOLE                              51848
iShares S&P  Smallcap 600 Grwth Idx  ETF    464287887        1336    15983SH               SOLE                              15983
iShares Silver Trust                 ETF    46428Q109        2327    69531SH               SOLE                              69531
iShares Tr Lehman Tips               ETF    464287176        1342    11022SH               SOLE                              11022
iShares Tr S&P Citigroup             ETF    464288125         247     2538SH               SOLE                               2538
iShares Trust                        ETF    464288513         359     3898SH               SOLE                               3898
PIMCO 1-5 Year US TIPS Idx Fd        ETF    72201R205        5758   106801SH               SOLE                             106801
Powershares QQQ Trust                ETF    73935A104         205     3001SH               SOLE                               3001
Rydex CurrencyShares Euro Curr       ETF    23130C108        1511    11837SH               SOLE                              11837
SPDR Barclays Cap Sh Term Int Tr Bd  ETF    78464A334        4467   120936SH               SOLE                             120936
Vanguard FTSE All Wrld EX US Idx Fd  ETF    922042775        4735   110227SH               SOLE                             110227
Vanguard Large Cap ETF               ETF    922908637        1168    17791SH               SOLE                              17791
Vanguard MSCI Emerg Mkts  ETF        ETF    922042858        2298    55100SH               SOLE                              55100
Vanguard Pacific Stock Idx Fd        ETF    922042866        1294    25702SH               SOLE                              25702
Vanguard Total Stock Mrkt            ETF    922908769         348     4735SH               SOLE                               4735
Wisdom Tree Emerging Curr Fd         ETF    97717W133        1548    74507SH               SOLE                              74507

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